Bank Indebtedness (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Bank Indebtedness [Line Items]
Summary of Company's Bank Indebtedness Arising from Financing Activities
The changes in the Company’s bank indebtedness for the years ended March 31, 2022 and March 31, 202
1
 arising from financing activities are presented below:

Balance at March 31, 2020	$256.2
Revolving Credit Facility drawn	173.3
Repayment of Revolving Credit Facility	(318.4)
Exchange	(21.0)

Balance at March 31, 2021	$90.1
Revolving Credit Facility drawn	18.3
Repayment of Revolving Credit Facility	(105.1)
Foreign exchange	(3.2)

Balance at March 31, 2022	$0.1